Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets	$ 3,755	$ 3,029	$ 2,238	$ 54
Less, valuation allowance	(3,755)	(3,029)
Deferred tax assets, net